Net (Loss)/Income per Share - The computation of basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income	¥ (134,515)	$ (18,947)	¥ 86,504	¥ (127,250)
Less: net loss attributable to the non-controlling interest shareholders	(7,864)	(1,108)	(13)
Net (loss)/income attributable to the Sound Group Inc.'s ordinary shareholders	¥ (126,651)	$ (17,839)	¥ 86,517	¥ (127,250)
Denominator:
Weighted average number of ordinary shares outstanding, basic	1,078,969,851	1,078,969,851	1,036,485,949	991,715,849
Share options			852,691
Restricted shares			1,279,270
Weighted average number of ordinary shares outstanding, diluted	1,078,969,851	1,078,969,851	1,038,617,910	991,715,849
Basic net (loss)/income per share attributable to Sound Group Inc.'s ordinary shareholders | (per share)	¥ (0.12)	$ (0.02)	¥ 0.08	¥ (0.13)
Diluted net (loss)/income per share attributable to Sound Group Inc.'s ordinary shareholders | (per share)	¥ (0.12)	$ (0.02)	¥ 0.08	¥ (0.13)